Funding debts	12 Months Ended
Dec. 31, 2018
Funding debts
Funding debts

14. Funding debts

The following table summarized the Group’s outstanding funding debts as of December 31, 2017 and 2018, respectively:

	As of
	December 31,
	2017	2018
	RMB	RMB
Short-term:
Loan payables to individual investors via Jimu Box and other financial partners	1,016,113	268,167
Loan payables to investors of consolidated trusts	204,771	290,103
Loan payables to a shareholder	—	121,687
Total short-term funding debts	1,220,884	679,957
Long-term:
Loan payables to individual investors via financial partners	31,769	21,498
Loan payables to investors of consolidated trusts	194,111	—
Loan payables to investors of asset-backed securitized debts	243,853	—
Total long-term funding debt	469,733	21,498

The following table summarizes the remaining contractual maturity dates of the Group’s funding debts and associated interest payments.

	Less than			More than 3
	1 year	1 - 2 years	2 - 3 years	years	Total
	RMB	RMB	RMB	RMB	RMB
Loan payables to individual investors via financial partners	268,167	—	—	21,498	289,665
Loan payables to investors of consolidated trusts	290,103	—	—	—	290,103
Loan payables to a shareholder	121,687	—	—	—	121,687
Total funding debts	679,957	—	—	21,498	701,455
Interest payments	24,300	2,511	2,511	2,092	31,414
Total interest payments	24,300	2,511	2,511	2,092	31,414

For the years ended December 31, 2017 and 2018, the terms of the most of funding debts borrowed by the Group from individual investors on Jimu Box and investors of certain consolidated trusts ranged from 30 days to 48 months, which were to substantially match with the terms of the corresponding financial receivables due from the borrowers to the Group. And the Group is required to repay the funding debts to the investors on a monthly basis over the term of the debts, where the payment term is substantially matched with the term of financing receivables. In addition, the terms of the funding debts derived from asset‑backed securitized debts is 24 months, which are not matched with the terms of the corresponding financial receivables due from the borrowers to the Group. The funding debts had a weighted average interest rate of 7.61% and 13.49% for the years ended December 31, 2017 and 2018, respectively.

The Group securitizes its financing receivables through the transfer of those assets to securitization vehicles which then issue debt securities to third‑party investors. In June 2017, the Group, through its VIE, Shenzhen Minheng, created an asset‑backed securities (the “ABS”) which was issued and listed on the Shanghai Stock Exchange in June 2017. The ABS size was RMB245 million. Of the total commitment, 5 institutional funding partners purchased RMB180.0 million senior tranche securities A, bearing interest at 6%, representing 73.5% of total securities issued by the ABS Plan. Qunar purchased RMB40.0 million senior tranche securities B, bearing interest at 7%, representing 16.3% of total securities. The Group purchased all subordinated tranche securities amounting to RMB25.0 million, representing 10.2% of the total securities issued. Interest payments began in June 2017 and payable monthly through May 2018. Beginning June 2018, monthly payments consists of both principal and interest with a final maturity of June 2019, and repay the payment ahead of the final maturity of November 2018. The Group has power to direct the activities that most significantly impact economic performance of the ABS by providing the loan servicing and default loan collection services. The Group also has the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE as the Group purchased all subordinated tranche securities. Accordingly, the Group is considered as the primary beneficiary of the ABS and has consolidated the ABS’s assets, liabilities, results of operations, and cash flows in the Group’s consolidated financial statements.

As of December 31, 2018, the Group, through its VIEs, created several trusts which were administered by third‑party trust companies, including Yunnan Trusts, and Huarun Trusts. These trusts were set up with total assets of RMB200 million each. As of December 31, 2018, the loans held by these trusts are all personal installment loans made to individual borrowers with an original term up to 12 months, which are recognized as short‑term funding debts on the consolidated financial statements. The external investors purchased senior tranche securities, bearing the interest from 6.8% to 8.5%, representing a range of 85% to 96% of total securities issued by these trusts. The Group is obligated to purchase subordinated tranche securities, representing a range of 4% to 15% of total securities issued by these trusts. The Group agreed to repurchase delinquent loans outstanding for more than 60 days during the trust term and to purchase any loans that are due but not been fully paid at the trust termination. Therefore, the Group is considered to hold a significant variable interest in these trusts. Moreover, the Group has power to direct the activities that most significantly impact economic performance of the trusts by providing the assets servicing, default loan collection services and deciding which borrower to issue loan to. The Group also has the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE, as the Group agreed to repurchase delinquent loans, purchase subordinated tranche securities and receive service fees from rendering service. Therefore, the trusts arrangement is considered as the variable interest entity under ASC 810, which was in turn consolidated by the Group.

As of December 31, 2018, the Group , through its VIE, created the trusts which were administered by third‑party trust companies, including Yunnan Trusts I and Huarun Trust. The trusts were set up with total assets ranging from RMB100 million to RMB200 million. As of December 31, 2018, the loans held by the trust are all personal installment loans made to individual borrowers with an original term up to 24 months, which are recognized as long‑term funding debts on the consolidated financial statements. The external investors purchased senior tranche securities A, bearing interest from 7% to 8.2%, representing a range of 80% to 90% of total securities issued by these trusts. China Securities Credit Investment purchased senior tranche securities B, bearing interest at 8.5%, representing 10% of total securities issued by the trust. The Group also is obligated to purchase subordinated tranche securities, representing a range of 10% of securities. The Group agreed to repurchase delinquent loans outstanding for more than 60 days during the trust term and to purchase any loans that are due but not been fully paid at the trust termination. Therefore, the Group is considered to hold a significant variable interest in these trusts. Moreover, the Group has power to direct the activities that most significantly impact economic performance of the trusts by providing the assets servicing, default loan collection services and deciding which borrower to issue loan to. The Group also has the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE, as the Group agreed to repurchase delinquent loans, purchase subordinated tranche securities and receive service fees from rendering service. Therefore, the trusts arrangement is considered as the variable interest entity under ASC 810, which was in turn consolidated by the Group.

Accordingly, the Group is considered as the primary beneficiary of these trusts and has consolidated these trusts’ assets, liabilities, results of operations, and cash flows in the Group’s consolidated financial statements. (See also note 2(j))